UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1090

                              The Japan Fund, Inc.
               (Exact name of registrant as specified in charter)
                                    --------

                                AGENT FOR SERVICE
                                John F. McNamara
                         225 Franklin Street 26th Floor
                              Boston, MA 02210-2801

                           COPY To Counsel of the Fund
                              DAVIS POLK & WADDELL
                              450 Lexington Avenue
                               New York, NY 10017
                          Attention: Nora Jordan, Esq.

       Registrant's telephone number, including area code: 1-800-535-2726

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2005

Item 1.   Schedule of Investments


Schedule of Investments                                 AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
(UNAUDITED)


                                                     Shares          Value ($)
-------------------------------------------------------------------------------
COMMON STOCK 97.8%**
-------------------------------------------------------------------------------

CONSTRUCTION 4.8%
-------------------------------------------------------------------------------
BUILDING & CONSTRUCTION - MISCELLANEOUS 0.5%
Obayashi Corp.                                      129,000            897,304
Shimizu Corp.                                       204,000          1,344,784
-------------------------------------------------------------------------------
                                                                     2,242,088
-------------------------------------------------------------------------------
BUILDING PRODUCTS 4.3%
Kuraray Co. Ltd.                                    170,500          1,521,794
Nippon Steel Corp.                                2,570,000          9,713,513
Rinnai Corp.                                          2,000             46,313
Shimachu Co. Ltd.                                   134,400          3,446,123
Teijin Ltd.                                         338,000          1,985,219
Toray Industries Inc.                               324,000          1,736,263
-------------------------------------------------------------------------------
                                                                    18,449,225
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 8.4%
-------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 2.7%
Fast Retailing Co. Ltd. (A)                         110,200          8,418,183
Isetan Co. Ltd.                                     207,200          3,323,700
-------------------------------------------------------------------------------
                                                                    11,741,883
-------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 1.7%
Konami Corp.                                         79,000          1,790,819
Sega Sammy Holdings, Inc. (A)                        73,600          2,925,428
Sega Sammy Holdings, Inc.* (C)                       73,600          2,873,188
-------------------------------------------------------------------------------
                                                                     7,589,435
-------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 4.0%
Aeon Co. Ltd.                                       220,100          4,452,342
BSL Corp.                                           580,000          1,219,579
FamilyMart Co. Ltd.                                  27,200            822,919
Nissen Co. Ltd.                                      94,200          1,235,262
Ryohin Keikaku Co. Ltd.                              62,800          4,072,964
The Seiyu Ltd.* (A)                               2,236,000          5,376,191
-------------------------------------------------------------------------------
                                                                    17,179,257
-------------------------------------------------------------------------------

 The Japan Fund, Inc.

Schedule of Investments                                 AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
(UNAUDITED)


                                                     SHARES          VALUE ($)
CONSUMER STAPLES 2.0%
-------------------------------------------------------------------------------
COSMETICS & TOILETRIES 0.7%
Kao Corp.                                            74,000          1,835,047
Kose Corp.                                           38,600          1,325,354
-------------------------------------------------------------------------------
                                                                     3,160,401
-------------------------------------------------------------------------------
FOOD & BEVERAGE 0.8%
Hokuto Corp. (A)                                     67,500          1,183,380
Ito En Ltd. (A)                                      33,100          1,559,395
Takara Holdings, Inc. (A)                           119,000            754,895
-------------------------------------------------------------------------------
                                                                     3,497,670
-------------------------------------------------------------------------------
TOBACCO 0.5%
Japan Tobacco, Inc.                                     126          2,001,047
-------------------------------------------------------------------------------
DURABLES 10.1%
-------------------------------------------------------------------------------
AUTOMOBILES 10.1%
Aisin Seiki Co. Ltd.                                 90,500          2,585,461
Honda Motor Co.                                     169,400          9,648,994
Koyo Seiko Co. Ltd.                                 135,000          2,050,554
NHK Spring Co. Ltd.                                  93,000            686,499
Nissan Motor Co. Ltd.                               614,500          7,065,786
NOK Corp.                                            65,700          1,970,224
Sumitomo Rubber Industries, Inc.                     32,000            382,997
Toyota Motor Corp.                                  413,800         19,090,946
-------------------------------------------------------------------------------
                                                                    43,481,461
-------------------------------------------------------------------------------
ENERGY 2.4%
-------------------------------------------------------------------------------
OIL REFINING & MARKETING 2.4%
Nippon Oil Corp.                                  1,184,000         10,557,264
-------------------------------------------------------------------------------
FINANCIAL 18.6%
-------------------------------------------------------------------------------
BANKS 9.1%
Hokuhoku Financial Group, Inc.                      268,000          1,017,682
Mitsui Trust Holdings, Inc.                       1,099,000         15,327,942
Mizuho Financial Group                                1,091          6,988,686
Nishi-Nippon City Bank Ltd.                         291,000          1,453,567
Sumitomo Mitsui Financial                             1,526         14,486,782
-------------------------------------------------------------------------------
                                                                    39,274,659
-------------------------------------------------------------------------------

The Japan Fund. Inc.

Schedule of Investments                                 AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                     SHARES          VALUE ($)
CONSUMER FINANCE 2.3%
Credit Saison Co. Ltd.                               85,700          3,786,551
Lopro Corp. (A)                                     300,000          2,225,160
Nippon Shinpan Co. Ltd. (A)                         302,000          2,574,921
Takefuji Corp.                                       20,130          1,580,595
-------------------------------------------------------------------------------
                                                                    10,167,227
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES 0.4%
OMC Card Inc.                                        95,000          1,571,097
-------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 3.9%
Jafco Co. Ltd. (A)                                  155,700         10,263,868
Nikko Cordial Corp.                                 214,500          2,498,766
ORIX Corp.                                           21,800          3,965,007
-------------------------------------------------------------------------------
                                                                    16,727,641
-------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 2.3%
Aioi Insurance Co. Ltd.                             209,000          1,253,506
Sompo Japan Insurance, Inc.                         185,000          2,466,973
T&D Holdings, Inc.                                  101,200          6,069,610
-------------------------------------------------------------------------------
                                                                     9,790,089
-------------------------------------------------------------------------------
REAL ESTATE 0.6%
Leopalace21 Corp.                                    66,800          1,623,905
Mitsui Fudosan Co. Ltd.                              68,000          1,029,855
-------------------------------------------------------------------------------
                                                                     2,653,760
-------------------------------------------------------------------------------
HEALTH 4.7%
-------------------------------------------------------------------------------
MEDICAL PRODUCTS 2.5%
Eisai Co. Ltd.                                       62,400          2,685,097
Terumo Corp.                                        248,800          8,057,064
-------------------------------------------------------------------------------
                                                                    10,742,161
-------------------------------------------------------------------------------
PHARMACEUTICALS 2.2%
Shionogi & Co. Ltd.                                 120,000          1,644,914
Takeda Chemical Industries Ltd.                      28,900          1,733,318
Yamanouchi Pharmaceutical Co. Ltd.                  165,500          6,269,884
-------------------------------------------------------------------------------
                                                                     9,648,116
-------------------------------------------------------------------------------

The Japan Fund, Inc.

Schedule of Investments                                 AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                     SHARES           VALUE ($)
MANUFACTURING 18.7%
-------------------------------------------------------------------------------
CHEMICALS 4.9%
Dainippon Ink & Chemicals, Inc.                     441,000          1,459,423
JSR Corp.                                           451,800          9,460,015
Kansai Paint Co. Ltd.                               191,000          1,208,249
Nitto Denko Corp.                                   160,900          9,122,009
-------------------------------------------------------------------------------
                                                                    21,249,696
-------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 4.8%
Nidec Corp.                                         106,600          6,384,025
Nidec Corp.* (C)                                    108,900          6,444,472
Sharp Corp.                                         331,000          4,827,957
SMC Corp.                                            23,700          3,177,214
-------------------------------------------------------------------------------
                                                                    20,833,668
-------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 1.0%
Daikin Industries Ltd.                              165,100          4,453,016
-------------------------------------------------------------------------------
MACHINERY - MATERIAL HANDLING 0.2%
Daifuku Co. Ltd.                                     71,500            976,923
-------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 7.1%
Fuji Machine Manufacturing Co. Ltd.                 235,900          2,844,337
Hitachi Construction Machinery Co. Ltd. (A)         103,700          1,996,513
Keyence Corp.                                        16,200          4,102,065
Kubota Corp.                                        409,000          2,852,197
Mitsubishi Heavy Industries Ltd.                    737,000          2,628,616
Yokogawa Electric Corp. (A)                       1,017,100         15,990,461
-------------------------------------------------------------------------------
                                                                    30,414,189
-------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 0.7%
Canon, Inc.                                          31,800          1,729,503
Ricoh Corp.                                          78,000          1,226,978
-------------------------------------------------------------------------------
                                                                     2,956,481
-------------------------------------------------------------------------------
MEDIA 1.2%
-------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS 0.7%
Matsushita Electric Industrial Co. Ltd.             121,000          2,064,421
Victor Company of Japan Ltd. (A)                    129,000            802,308
-------------------------------------------------------------------------------
                                                                     2,866,729
-------------------------------------------------------------------------------

The Japan Fund, Inc.

Schedule of Investments                                 AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                     SHARES          VALUE ($)
BROADCASTING & ENTERTAINMENT 0.5%
Fuji Television Network, Inc.                           942          2,122,845
-------------------------------------------------------------------------------
METAL 5.3%
-------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 5.0%
Misumi Corp.                                        255,800          9,531,987
Mitsui & Co. Ltd.                                   744,000          9,379,952
Sumitomo Corp.                                      238,000          2,529,691
-------------------------------------------------------------------------------
                                                                    21,441,630
-------------------------------------------------------------------------------
DIVERSIFIED 0.3%
Sumitomo Metal Mining Co. Ltd.                      158,000          1,474,709
-------------------------------------------------------------------------------
SERVICE INDUSTRIES 8.6%
-------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 2.4%
Fujitsu Ltd.                                        628,000          4,167,685
Livedoor Co. Ltd.* (A)                              904,851          3,588,543
Net One Systems Co. Ltd.                                238            470,886
Obic Co. Ltd.                                         4,600            787,678
Otsuka Corp.                                         14,700          1,441,163
-------------------------------------------------------------------------------
                                                                    10,455,955
-------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.4%
Mitsubishi Logistics Corp. (A)                       77,000            914,755
Mitsui Engineering & Shipbuilding Co. Ltd. (A)      386,000            924,666
Sumitomo Forestry Co. Ltd.                          355,000          3,625,244
TIS, Inc.                                            24,200            506,712
-------------------------------------------------------------------------------
                                                                     5,971,377
-------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES 3.7%
Monex Beans Holdings, Inc. (A)                        4,713          5,603,196
Rakuten, Inc. (A)                                     3,472          2,673,826
Trend Micro, Inc.                                    61,000          1,942,933
Yahoo! Japan Corp.                                    2,321          2,738,801
Yahoo! Japan Corp.* (C)                               2,321          2,779,985
-------------------------------------------------------------------------------
                                                                    15,738,741
-------------------------------------------------------------------------------
SCHOOLS 1.1%
Benesse Corp.                                       128,000          4,849,215
-------------------------------------------------------------------------------

The Japan Fund, Inc.

Schedule of Investments                                 AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                     SHARES          VALUE ($)
TECHNOLOGY 11.4%
-------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 1.6%
Access Co. Ltd.* (A)                                    194          3,924,372
Nomura Research Institute Ltd.                        9,300          1,080,906
NTT Data Corp.                                          541          2,102,350
-------------------------------------------------------------------------------
                                                                     7,107,628
-------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 6.3%
Hoya Corp.                                           75,600          2,528,697
Hoya Corp.* (C)                                     213,000          7,294,584
Nec Tokin Corp.                                     191,000            965,921
Nippon Electric Glass Co. Ltd.                      299,000          5,424,980
Rohm Co. Ltd. (A)                                    18,500          1,616,745
Sanken Electric Co. Ltd.                              2,000             23,121
Tokyo Seimitsu Co. Ltd.                             203,200          9,248,572
-------------------------------------------------------------------------------
                                                                    27,102,620
-------------------------------------------------------------------------------
INTERNET INCUBATORS 2.2%
SBI Holdings, Inc.                                    4,001          1,684,373
Softbank Corp.                                      137,400          7,679,994
-------------------------------------------------------------------------------
                                                                     9,364,367
-------------------------------------------------------------------------------
TELECOM SERVICES 1.3%
Hikari Tsushin, Inc. (A)                             91,700          5,857,812
-------------------------------------------------------------------------------
TRANSPORTATION 1.6%
-------------------------------------------------------------------------------
RAILROADS 1.1%
East Japan Railway Co.                                  813          4,674,112
-------------------------------------------------------------------------------
TRUCKS 0.5%
Yamato Transport Co. Ltd.                           130,000          2,152,230
-------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $305,443,034)                             422,538,424
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
WARRANTS 0.0%
-------------------------------------------------------------------------------
     BSL Corp.*, expires 12/20/05                    59,900              9,034
-------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $0)                                                 9,034
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Cash Equivalent 18.2%
-------------------------------------------------------------------------------
     Brown Brothers Investment Trust -
     Securities Lending Investment Fund (B)      78,858,323         78,858,323
-------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT (Cost $78,858,323)                            78,858,323
-------------------------------------------------------------------------------

The Japan Fund, Inc.

Schedule of Investments                                 AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
(UNAUDITED)

                                                  PRINCIPAL
                                                 AMOUNT ($)        VALUE ($)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Time Deposit 0.0%
-------------------------------------------------------------------------------
     Brown Brothers Harriman & Co.
     0.00%, 10/3/05                                  19,151             19,151
-------------------------------------------------------------------------------
TOTAL TIME DEPOSIT (Cost $19,151)                                       19,151
-------------------------------------------------------------------------------

     TOTAL INVESTMENT PORTFOLIO - 116.0%
     (COST $384,320,508)+                                          501,424,932
-------------------------------------------------------------------------------

Percentages are based on Net Assets of $432,078,241.
* Non-income producing security.
** All equity securities are fair valued as of September 30, 2005.
(A) This security or partial position of this security was on loan at September 30, 2005. The total value of securities on loan was $73,070,952.
(B) This security was purchased with cash collateral received for securities on loan at September 30, 2005.
(C) Security purchased on a when-issued basis.

+At September 30, 2005, the tax basis cost of the Fund's investments was $384,320,508 and the gross unrealized appreciation and depreciation were $121,118,938 and $(4,014,514), respectively.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

JPN-QH-001-0300

The Japan Fund, Inc.

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Japan Fund, Inc.


By (Signature and Title)*             /s/ John F. McNamara
                                      --------------------
                                      John F. McNamara, President

Date: November 8, 2005






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ John F. McNamara
                                      --------------------
                                      John F. McNamara, President


Date: November 8, 2005

By (Signature and Title)*             /s/ William L. Givens
                                      ---------------------
                                      William L. Givens, Chairman of the Board


Date: November 8, 2005

By (Signature and Title)*             /s/ Stephen F. Panner
                                      ---------------------------------------
                                      Stephen F. Panner, Chief Financial Officer


Date: November 8, 2005

* Print the name and title of each signing officer under his or her signature.